FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Finance Lease Obligations
Schedule of Finance Lease Obligations

	December 31,	December 31,
	2019	2018
Not later than one year	$716	$943
Later than one year and not later than five years	444	947
Later than five years	28	-
Less: Future interest charges	(54)	(71)
Present value of lease payments	1,134	1,819
Less: current portion	(692)	(950)
Non-current portion	$442	$869